Insurance and participating investment contracts assets and liabilities - Net liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	£ 1	£ 0
Liabilities arising from insurance and participating investment contracts	(120,148)	(110,300)
Insurance acquisition assets	24	22
Net liabilities	(120,123)	(110,278)	[1]	£ (125,179)	[1]
Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	1	0		24
Liabilities arising from insurance and participating investment contracts	(119,784)	(109,920)		(124,885)
Insurance acquisition assets	8	8
Net liabilities	(119,775)	(109,912)
Non-life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0		0
Liabilities arising from insurance and participating investment contracts	(364)	(380)		£ (322)
Insurance acquisition assets	16	14
Net liabilities	£ (348)	£ (366)

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.